Borrowings - Maturities of Long Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 535,500
2026	311,344
2027	226,902
2028	210,149
2029	136,541
2030 and thereafter	567,099
Total borrowings	$ 1,987,535	$ 1,878,977